Share-Based Compensation (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Share-Based Compensation.
Unrecognized compensation expense	$ 2,558	15,485
Period over which unrecognized compensation costs are expected to be recognized	9 months 18 days	9 months 18 days